SUBSEQUENT EVENTS (Details Narrative)								1 Months Ended				9 Months Ended		12 Months Ended
	Jun. 12, 2017 USD ($)	May 15, 2017 USD ($)	Mar. 07, 2017 Votes shares	Mar. 04, 2017 USD ($) Barrels shares	Jan. 02, 2015	Feb. 01, 2013 $ / shares	Aug. 15, 2012 $ / shares	May 24, 2017 USD ($)	May 16, 2017 USD ($)	Apr. 19, 2017 USD ($)	Apr. 25, 2012 $ / shares	Jan. 31, 2017 USD ($) shares	Jan. 31, 2016 USD ($)	Apr. 30, 2016 USD ($) shares	Apr. 30, 2015 USD ($) shares	Mar. 09, 2017 USD ($) shares	Jan. 13, 2017 USD ($) $ / shares shares	Jan. 11, 2017 shares	Jan. 10, 2017 shares	Jan. 06, 2017 shares	Jan. 04, 2017 shares	Dec. 31, 2016 shares	Dec. 07, 2016 shares	Dec. 05, 2016 shares	Nov. 30, 2016 shares	Nov. 29, 2016 shares	Nov. 28, 2016 shares	Nov. 21, 2016 shares	Nov. 16, 2016 shares	Nov. 10, 2016 shares	Nov. 04, 2016 shares	Nov. 03, 2016 shares	Oct. 31, 2016 USD ($)	Oct. 28, 2016 USD ($)	Jul. 31, 2016 shares	May 02, 2016 $ / shares shares	Apr. 06, 2016 shares	May 18, 2015 $ / shares shares	May 08, 2015 $ / shares shares	Oct. 09, 2014 USD ($)	Apr. 30, 2014 USD ($)
Common stock, Authorized | shares												3,000,000,000		3,000,000,000	3,000,000,000																						1,000,000,000
Convertible notes payable												$ 221,089		$ 195,001	$ 2,145,001
Cash												82	$ 3,596	1,030	141																										$ 434
Accrued interest												307,415		276,477
Common stock issued for cash, value												911,924		180,434	57,189
Debt conversion converted amount												(156,283)
Proceeds from issuance of convertible note												84,782
Convertible Notes Payable One [Member]
Convertible notes payable												75,001			120,000
Accrued interest																																								$ 120,000
Convertible Notes Payable [Member]
Convertible notes payable												120,000			1,650,000
Converted notes into shares | shares																																							194,999,999
Conversion price | $ / shares						$ 0.20	$ 0.20				$ 0.20																												$ 0.01
Accrued interest														112,058	77,630																									1,650,000
Maturity date					Mar. 01, 2013	Feb. 01, 2014	Oct. 31, 2013				Jul. 31, 2013
Note Payable [Member]
Accrued interest														276,477	235,227
Convertible Notes Payable Four [Member]
Convertible notes payable														75,001	75,001
Convertible Notes Payable Three [Member]
Convertible notes payable														120,000	120,000
Convertible Notes Payable Two [Member]
Convertible notes payable												$ 26,088			$ 180,000
Accrued interest																																								$ 180,000
Subsequent Event [Member]
Common stock shares issued for cash | shares												94,324,638
Common stock issued for cash, value												$ 91,810
Common stock shares issued for services | shares												12,298,246
Common stock issued for services, value												$ 234,404
Additional common shares issued | shares												552,339,556
Debt conversion converted instrument shares issued | shares												37,000,000
Debt conversion converted amount												$ 28,682
Subsequent Event [Member] | Convertible Notes Payable [Member]
Converted notes into shares | shares																																						195,000,000
Conversion price | $ / shares																																				$ 0.01		$ 0.01
Convertible notes payable into shares | shares																																				194,999,999
Subsequent Event [Member] | Private Placement [Member]
Cash																	$ 118,230
Services																	60,000
Cash from related party																	$ 49,200
Common shares | shares												12,947,500					41,784,320					27,740,123													1,096,397
Warrants | shares																	43,025,313
Subsequent Event [Member] | Private Placement [Member] | Minimum [Member]
Common shares exercise price | $ / shares																	$ 0.0001
Subsequent Event [Member] | Private Placement [Member] | Maximum [Member]
Common shares exercise price | $ / shares																	$ 0.01
Subsequent Event [Member] | Investor [Member]
Common shares | shares												27,727,733
Common stock issued for cash, value												$ 15,500
Subsequent Event [Member] | Consultant [Member]
Common shares | shares												2,631,579
Common stock issued for services, value												$ 9,737
Subsequent Event [Member] | Maple [Member]
Related party transaction				$ 450,000,000
Crude oil capacity, barrels per day | Barrels				50,000
Exchange of new common shares | shares				7,000,000,000
Company to issue the purchase shares				two tranches
First tranche shares issued | shares				1,500,000,000
Second tranche shares issued | shares				5,500,000,000
Subsequent Event [Member] | Debt [Member]
Debt conversion converted instrument shares issued | shares												52,000,000
Debt conversion converted amount												$ 723,641
Subsequent Event [Member] | Warrant [Member]
Debt conversion converted instrument shares issued | shares												353,359,992
Subsequent Event [Member] | Common stock payable [Member]
Debt conversion converted instrument shares issued | shares												2,916,680
Debt conversion converted amount												$ 291,668
Subsequent Event [Member] | Accrued Liabilities [Member]
Debt conversion converted instrument shares issued | shares												440,000
Debt conversion converted amount												$ 44,000
Subsequent Event [Member] | Settlement Agreement and Stipulation [Member]
Payables																																	$ 46,150	$ 109,391
Common Stock issued as a settlement fee																																	7,000,000
Company’s creditors received																$ 84,782																	$ 84,782
Common stock issued to RCP | shares																452,000,000		30,000,000	29,000,000	28,000,000	27,000,000		25,000,000	25,000,000	22,000,000		22,000,000	14,000,000	18,000,000	18,000,000	15,000,000	10,000,000
Additional common shares issued | shares																37,000,000
Subsequent Event [Member] | Amendment of Articles of Incorporation [Member]
Common stock, Authorized | shares																										3,000,000,000
Outstanding shares percentage for writen consent			More than 50.1%
Number of votes per share | Votes			10
Subsequent Event [Member] | Amendment of Articles of Incorporation [Member] | Minimum [Member]
Common stock, Authorized | shares			3,000,000,000
Subsequent Event [Member] | Amendment of Articles of Incorporation [Member] | Maximum [Member]
Common stock, Authorized | shares			10,000,000,000
Subsequent Event [Member] | June 12, 2017 Equity Purchase Agreement One[Member] | Crown Bridge Partners, LLC [Member]
Common Stock issued as a settlement fee	$ 80,000
Interest rate	8.00%
Convertible notes payable, terms of redemption	We are entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance
Due date description	A common stock at a conversion price equal to the lesser of (i) the closing price of our Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion
Subsequent Event [Member] | June 12, 2017 Equity Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Convertible notes payable, terms of redemption	The amount of each put notice is limited to a formula that is equal to the lesser of (i) $100,000 or (ii) 150% of the average dollar value of the trading volume of our stock
Due date description	The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right. We are required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use our best efforts to cause the registration statement to become effective within 90 days of such date
Common stock purchase	$ 3,000,000
Maturity date	Dec. 12, 2017
Subsequent Event [Member] | May 24, 2017 Convertible Redeemable Note [Member] | GS Capital Partners, LLC [Member]
Convertible notes payable								$ 173,000
Interest rate								8.00%
Proceeds from issuance of convertible note								$ 158,000
Convertible notes payable, terms of redemption								Any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance and then to 133%, plus accrued interest, until the 180th day from issuance
Terms of conversion feature								The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock
Terms of penalty provisions								The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock)
Subsequent Event [Member] | May 16, 2017 Convertible Redeemable Note [Member] | Crown Bridge Partners, LLC [Member]
Convertible notes payable									$ 60,000
Interest rate									8.00%
Proceeds from issuance of convertible note									$ 54,000
Subsequent Event [Member] | May 15, 2017 Convertible Redeemable Note [Member] | Eagle Equities LLC [Member]
Convertible notes payable		$ 115,000
Interest rate		8.00%
Proceeds from issuance of convertible note		$ 105,000
Convertible notes payable, terms of redemption		Any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance
Due date description		and to150%, plus accrued interest, until the 180th day from issuance
Terms of conversion feature		and accrued interest on, the note into shares of our common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal of, and accrued interest on, the note into shares of our common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion
Terms of penalty provisions		The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance
Subsequent Event [Member] | April 19, 2017 Convertible Note [Member] | JSJ Investments, Inc. [Member]
Convertible notes payable										$ 145,000
Interest rate										12.00%
Proceeds from issuance of convertible note										$ 138,000
Convertible notes payable, terms of redemption										Any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance
Due date description										The note is due and payable on the 180th day after issuance at a redemption price of 150% plus accrued interest
Terms of conversion feature										The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock
Terms of penalty provisions										The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance